ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accounts payable and accrued expenses consisted of the followings at December 31, 2016 and 2015:

	2016	2015
Accounts payable to vendors	$69,938	$12,315
Payroll taxes payable	11,092	-
Accrued bonuses to current CEO	59,500	-
Accrued severance compensation to former CEO	250,000	-
	$390,530	$12,315